Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2022
Basis of presentation
Basis of consolidation

Basis of consolidation

These Financial Statements include the financial information of the Company and its majority-owned or controlled subsidiaries. All intercompany balance and transactions are eliminated in consolidation. The Company consolidates legal entities in which it holds a controlling financial interest. The Company follows a two-tier consolidation assessment model, first focusing on a qualitative assessment of the Company’s ability to exercise power over significant activities and have exposure to potentially significant benefits or losses (the variable interest model), and second focusing on voting rights (the voting interest model). All entities are first evaluated to determine if they are variable interest entities (“VIEs”). If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The Company has determined that they possess the power to direct activities of their consolidated VIEs through management service agreements (see Note 23 - Variable interest entities), or other similar arrangements.

The following are the accounts of the Company and its subsidiaries and other entities consolidated on a basis other than of ownership in these Financial Statements:

	Operations	December 31, 2022	December 31, 2021
Business name	Location	ownership %	ownership %
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Curaleaf, Inc.	MA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	AL	100%	100%
Curaleaf International Holdings Limited	Guernsey	68.5%	68.5%
CLF MD Processing, LLC	MD	-	-
Windy City Holding Company, LLC	IL	-	-
Grassroots OpCo AR, LLC	IL	-	-
Remedy Compassion Center, Inc	ME	-	-
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	-	-
Broad Horizon Holdings, LLC	MA	-	-

All intercompany balances and transactions are eliminated on consolidation.

Non-controlling interests (“NCI”)

Non-controlling interests in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

Non-controlling interests with redemption features , such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests. Redeemable non-controlling interests are considered to be temporary equity and are reported in the mezzanine section between total liabilities and shareholders’ equity in the consolidated balance sheets. Redeemable non-controlling interests are recorded at the greater of carrying value, which is adjusted for the non-controlling interests’ share of net income or loss, or estimated redemption value at each reporting period. If the carrying value, after the income or loss attribution, is below the estimated redemption value at each reporting period, the Company remeasures the redeemable non-controlling interests to its redemption value

Basis of measurement

Basis of measurement

These Financial Statements have been prepared on the going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations.

Accounts Receivable

Accounts Receivable

Accounts receivable, net are stated at their net realizable value (“NRV”), which is management’s best estimate of the cash that will ultimately be received from customers. The Company maintains an allowance for expected credit losses to reflect the expected uncollectability of accounts receivable and notes receivable based on historical collection data and specific risks identified among un-collected accounts, as well as management’s expectation of future economic conditions. The Company also considers relevant qualitative and quantitative factors to assess whether historical loss experience should be adjusted to better reflect the risk characteristics of the Company’s receivables and the expected future losses. If current or expected future economic trends, events, or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. Trade accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible.

Inventories

Inventories

Inventories are stated at lower of cost or NRV. NRV is determined as the estimated selling price in the ordinary course of business less estimated costs to sell. Packaging and supplies are initially valued at cost. Cost is determined using the weighted average cost basis. The Company reviews inventory for obsolete, redundant, and slow moving goods, and any such inventories are written down to NRV. The direct and indirect costs of inventories include costs such as materials, labor, and depreciation expense on equipment involved in trimming and packaging. All direct and indirect costs related to inventories are capitalized as they are incurred and subsequently recorded within the Cost of goods sold line item in the Consolidated Statements of Operations at the time the product is sold.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment, net are stated at cost, net of accumulated depreciation and impairment losses, if any. Ordinary repairs and maintenance are expensed as incurred. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Estimated useful life
Information technology	3-5 years
Furniture and fixtures	3-7 years
Building and improvements	15-39 years
Leasehold improvements	Remaining useful life or lease term

Long-lived assets held for sale are recorded at their estimated fair value less costs to sell. The Company discontinues depreciation on these assets.

The assets’ residual values, useful lives, and depreciation method are reviewed at each financial year-end and adjusted prospectively if appropriate. Construction in progress is measured at cost. Upon completion, construction in progress will be reclassified as building or leasehold improvements depending on the nature of the assets and depreciated over the lesser of the estimated useful life of the asset or term of the lease. Subsequent expenditures are capitalized only if it is probable that the expenditure will provide future economic benefits to the Company.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in Consolidated Statements of Operations in the year the asset is derecognized.

Intangible assets subject to amortization

Intangible assets subject to amortization

Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired at the date of acquisition. Amortization periods of intangible assets with finite lives are based on management’s estimates at the date of acquisition, and amortization is calculated on the straight-line method based on the following estimated useful lives:

Estimated useful life
Licenses and service agreements	5-30 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years
Customer list	1-5 years

The estimated useful lives, residual values, and amortization methods are reviewed at each financial year-end, and any changes in estimates are accounted for prospectively.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on the relative fair value of each reporting unit.

Impairment of goodwill

Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired. Factors which could trigger an impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, a significant decrease in the market value of the assets or significant negative industry or economic trends. For the purposes of testing goodwill, the Company has identified reporting units on a jurisdictional basis. Impairment is determined by assessing if the carrying value of a reporting unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. The Company performs the analysis on a reporting unit level using a discounted cash flow method. Impairment losses recognized in respect of a reporting unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the reporting unit.

Any goodwill impairment loss is recognized in the Consolidated Statements of Operations in the period in which the impairment is identified.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of other long-lived assets, including property, plant and equipment, net, right-of-use (“ROU”) assets, and definite lived intangible assets, whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the carrying value of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recorded for the excess of the asset’s carrying value over its fair value.

Leases

Leases

The Company primarily leases office and production facilities, warehouses, production equipment and vehicles. The Company assesses contracts to assess whether a contract is, or contains, a lease. If a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, the Company deems that the contract is, or contains, a lease. If a contract’s term is 12 months or less, the Company made a policy election not to recognize right-of-use (“ROU”) assets and lease liabilities for these contracts; instead, the Company recognizes lease payments for the leases on a straight-line basis over the lease term. The Company has also made a policy election to combine the lease and non-lease components of agreements which contain both.

The Company recognizes a lease liability equal to the present value of the remaining lease payments, and a ROU equal to the lease liability, subject to certain adjustments. The Company uses an incremental borrowing rate to determine the present value of the lease payments.

Lease expense for operating leases is recognized on a straight-line basis over the term of the lease. Finance lease ROUs are amortized on a straight-line basis from the commencement date to the earlier of the end of the useful life of the ROU or the end of the lease term, and interest expense is recognized on the lease liability utilizing the effective interest method.

Lease terms are determined based on the noncancellable period for which the Company has the right to use the underlying asset, inclusive of any periods covered by an option, the Company is reasonably certain to exercise that extends the lease, periods covered by an option the Company is reasonably certain not to exercise, that terminates the lease, and any periods covered by an option to extend (or not to terminate) the lease in which the exercise of the option is controlled by the lessor. The Company considers a number of factors when evaluating whether the options in its lease contracts are reasonably certain of exercise, including asset location, the length of time before an option exercise, expected value of the leased asset at the end of the initial lease term, relevance of the lease to the Company's operations, and costs to negotiate a new lease.

Income taxes

Income taxes

Income tax expense comprises current and deferred tax. It is recognized in the Consolidated Statements of Operations except to the extent that it relates to a business combination, or items recognized directly in equity or in other income. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustments to the tax payable or receivable with respect to previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized with respect to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, with certain exceptions.

The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more likely than not realization threshold. This assessment considers, among other matters, the nature frequency and severity of current and cumulative losses, forecasts of future profitability, and the duration of statutory carryforward periods.

Revenue recognition

Revenue recognition

Revenue is recognized by the Company in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:

i.	Identify a customer along with a corresponding contract;
ii.	Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
iii.	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
iv.	Allocate the transaction price to the performance obligation(s) in the contract; and
v.	Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue is recognized upon the satisfaction of the performance obligation. The Company generally satisfies its performance obligation and transfers control upon delivery and acceptance of the product or service by the customer for wholesale transactions and immediately upon the sale for retail transactions.

Revenue from the sales of cannabis is recorded net of sales discounts at the time of delivery to the customer. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s credit policy.

For some of its locations, the Company offers a loyalty reward program to its dispensary customers. A portion of the revenue generated in a sale must be allocated to the loyalty points earned. The amount allocated to the points earned is deferred until the loyalty points are redeemed or expire. As of December 31, 2022 and 2021, the loyalty liability totaled $8.4 million and $8.7 million, respectively, and is included in the accrued liabilities on the Consolidated Balance Sheets.

Share-based payment arrangements

Share-based payment arrangements

The Company measures all share-based payment arrangements to employees and directors at the fair value on the date of the grant. The Company uses the Black-Scholes valuation model to determine the grant-date fair value of options and warrants. The inputs into the Black-Scholes valuation model, including the expected term of the instrument, expected volatility, risk-free interest rate, and dividend rate are determined by reference to the underlying terms of the instrument, and the Company’s experience with similar instruments. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option. The grant-date fair value of equity-settled share-based payment arrangements is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date.

Earnings per share, basic and diluted

Earnings per share, basic and diluted

The Company presents basic and diluted earnings per share, as applicable. Basic earnings per share is calculated by dividing the profit or loss attributable to shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding, for the effects of all dilutive potential shares, which comprise warrants, convertible debt, and options issued. Items with an anti-dilutive impact are excluded from the calculation. The number of shares included with respect to options, warrants, and similar instruments is computed using the treasury stock method.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Business combinations

Business combinations

The Company accounts for business combinations using the acquisition method in accordance with Accounting Standards Codification 805 (“ASC 805”), Business Combinations, which requires recognition of assets acquired and liabilities assumed, including contingent assets and liabilities, at their respective fair values on the date of acquisition or assumption of control. Non-controlling interests in the acquiree are measured at fair value on acquisition date. Acquisition related transaction costs are recognized as expenses in the period in which the costs are incurred. The excess of consideration transferred over the net assets acquired and liabilities assumed, is recognized as goodwill as of the acquisition date. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

The Company utilizes the guidance prescribed by ASC 805, which allows entities to use a screen test to determine if transactions should be accounted for as a business combination or an asset acquisition. Under the optional screen test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the transaction would be accounted for as an asset acquisition. Management performs a concentration test where appropriate and if the concentration of assets is 90% or above, the transaction is generally accounted for as an asset acquisition. Further, if the assets acquired are not a business, the Company accounts for the transaction as an asset acquisition.

Contingent consideration is measured at fair value at the date of acquisition and included as part of the consideration transferred in a business combination. Contingent consideration classified as a liability requires remeasurement at each period-end, with adjustments to the fair value of the liability recorded within the Consolidated Statements of Operations. Contingent consideration classified as equity is assessed at each period-end to determine whether equity classification remains appropriate.

Purchase price allocations may be preliminary and, during the measurement period not to exceed one year from the date of acquisition, changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.

Financial instruments

Financial instruments

The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions, and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels, and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 — Inputs for the asset or liability that are not based on observable market data.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Derecognition – Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the Consolidated Statements of Operations.

Derecognition - Financial liabilities

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled, or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the Consolidated Statements of Operations.

Significant accounting judgments, estimates, and assumptions

Significant accounting judgments, estimates, and assumptions

The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of revenue, expenses, assets, liabilities and contingencies. Although actual results in subsequent periods may differ from these estimates, such estimates are developed based on the best information available to management and based on management’s best judgments at the time. The Company bases its estimates on historical experience, observable trends, and various other assumptions that the Company believes are reasonable under the circumstances. All significant assumptions and estimates underlying the amounts reported in these Financial Statements and accompanying notes are regularly reviewed and updated when necessary. Changes in estimates are reflected prospectively in the financial statements based upon on-going trends, or subsequent settlements, and realization depending on the nature and predictability of the estimates and contingencies. Although management believes that all estimates are reasonable, actual results could differ from these estimates.

The most significant assumptions and estimates underlying these Financial Statements are described below.

Consolidation

The Financial Statements include the financial position and results of the Company, its wholly-owned subsidiaries, its partially-owned subsidiaries, and those controlled by the Company by virtue of agreements, on a consolidated basis after elimination of intercompany transactions and balances.

The Company consolidates legal entities in which it holds a controlling financial interest. The Company follows a two-tier consolidation assessment model, first focusing on a qualitative assessment of the Company’s ability to exercise power over significant activities and have exposure to potentially significant benefits or losses (the variable interest model), and second focusing on voting rights (the voting interest model). All entities are first evaluated to determine if they are VIEs. If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The Company has determined that they possess the power to direct activities of their consolidated VIEs through management service agreements (see Note 23 - Variable interest entities), or other similar arrangements.

The financial statements of entities in which the Company holds a controlling financial interest are fully consolidated from the date that control commences and deconsolidated from the date control ceases.

When determining the appropriate basis of accounting for the Company’s interests in affiliates, the Company makes judgements about the degree of influence that it exerts directly or indirectly through an arrangement over the investees’ relevant activities.

Accounting for acquisitions and business combinations

Classification of an acquisition as a business combination or asset acquisition can depend on whether the asset acquired constitutes a business, which can be a complex judgment.

In determining the fair value of all identifiable assets, liabilities and contingent liabilities acquired, the most significant estimates relate to valuation of contingent consideration and intangible assets. Management exercises judgement in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows.

Cannabis licenses are typically the primary intangible asset acquired in business combinations as they provide the ability to operate in each market. The key assumptions used in cash flow projections utilized to value licenses include discount rates and terminal growth rates. Of the key assumptions used, the impact of the estimated fair value of the intangible assets have the greatest sensitivity to the estimated discount rate used in the valuation. The terminal growth rate represents the rate at which these businesses will continue to grow into perpetuity. Other significant assumptions include revenue, gross profit, operating expenses and anticipated capital expenditures which are based on the historical operations of the acquiree along with management’s projections. These valuations are closely linked to the assumptions made by management regarding future performance of the assets concerned and any changes in the discount rate applied.

Contingent consideration payable as a result of a business combination is recorded at fair value at the date of acquisition. The fair value of contingent consideration is subject to significant judgments and estimates, such as projected future revenue. Subsequent changes to the fair value of contingent consideration classified as a liability are measured at each reporting date, with changes recognized through profit or loss.

Share-based payment arrangements

The Company uses the Black-Scholes valuation model to determine the fair value of options granted to employees and directors under share-based payment arrangements, where appropriate. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option. In estimating fair value, management is required to make certain assumptions and estimates such as the expected life of units, volatility of the Company’s future share price, risk free rates, and future dividend yields. Changes in assumptions used to estimate fair value could result in materially different results.

Goodwill impairment

Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired in accordance with ASC 350 Intangibles – Goodwill and other (“ASC 350”). In order to determine the amount, if any, the carrying value might be impaired, the Company performs the analysis on a reporting unit level using an income approach discounted cash flow method. Under the income approach, fair value is based on the present value of estimated cash flows. A number of factors, including historical results, business plans, forecasts, and market data are used to determine the fair value of the reporting unit. Changes in the conditions for these judgments and estimates can significantly affect the assessed value of goodwill.

The Company operates in two operating segments and 16 reporting units and evaluates goodwill for impairment annually during the fourth quarter or more often when circumstances indicate the carrying value may not be recoverable.

Inventory

In calculating final inventory values, the Company compares the inventory cost to estimated net realizable value. The NRV of inventories represents the estimated selling price for inventories in the ordinary course of business, less all estimated costs of completion and costs necessary to sell. The determination of NRV requires significant judgment, including consideration of factors such as shrinkage, the aging of and future demand for inventory, expected future selling price the Company expects to realize by selling the inventory, and contractual arrangements with customers. Reserves for excess and obsolete inventory are based upon quantities on hand, projected volumes from demand forecasts and net realizable value. The estimates are judgmental in nature and are made at a point in time, using available information, expected business plans, and expected market conditions. The future realization of these inventories may be affected by market-driven changes that may reduce future selling prices. As a result, the actual amount received from sale of inventories could differ from estimates. Periodic reviews are performed on the inventory balance. The impact of changes in inventory reserves is reflected in cost of goods sold.

Income taxes

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state, and foreign jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the Financial Statements.

Assets held for sale

The Company classifies assets held for sale in accordance with ASC 205 – Presentation of Financial Statements (“ASC 205”). When the Company makes the decision to sell an asset or to stop some part of its business, the Company assesses if such assets should be classified as an asset held for sale. To classify as an asset held for sale, the asset or disposal group must meet all of the following conditions: i) the asset is available for immediate sale in its present condition, ii) management is committed to a plan to sell, iii) an active program to locate a buyer and complete the plan has been initiated, iv) the asset is being actively marketed for sale at a sales price that is reasonable in relation to its fair value, v) the sale is highly probable within one year from the date of classification, and vi) actions required to complete the plan indicate that it is unlikely that the plan will be significantly changed or withdrawn. An asset held for sale is measured at the lower of its carrying amount or fair value less cost to sell unless the asset held for sale meets the exceptions as denoted by ASC 205. Fair value is the amount obtainable from the sale of the asset in an arm’s length transaction, less the costs of disposal. Once classified as held for sale, any depreciation and amortization cease to be recorded (see Note 6 – Assets and liabilities held for sale).

COVID-19 estimation uncertainty

The Company is continuing to closely monitor the impact of the COVID-19 pandemic on all aspects of its business. With the increased use and efficacy of vaccines and booster shots, the pandemic’s impact has been diminishing in recent months. As a result, our retail stores have experienced higher foot traffic and our operations have returned to a more normal level. While the emergence of new COVID-19 variants remains a concern, we are closely monitoring the situation and will take necessary steps to ensure the safety of our employees and customers. Future potential developments relating to COVID-19, including the emergence of new variants and/or declines in vaccine efficacy, may negatively impact our operations and result in temporary closures of our retail stores, lower retail store traffic, and staff shortages.

New, amended and future GAAP pronouncements

New, amended and future U.S. GAAP pronouncements

The Company has implemented all applicable U.S. GAAP standards recently issued by the FASB. Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.

New Accounting Guidance - Recently Adopted

In November 2019, the FASB issued ASU 2019-10, Financial Instruments – Credit Losses (ASU 2016-13- Topic 326), Derivatives and Hedging (ASU 2017-12- Topic 815), and Leases (ASU 2016-02- Topic 842): Effective Dates, pushing back the effective date of these three ASUs back one year, as well as amending the mandatory effective date for the elimination of Step 2 from the goodwill impairment test (ASU 2017-04 – Topic 350). The mandatory effective date for other filing entities for ASU 2016-13 and ASU 2017-04 is for fiscal years and impairment tests performed beginning after December 15, 2022, respectively, with early adoption permitted. The Company early adopted these standards as of January 1, 2021, noting an immaterial impact on the overall financial results.

New Accounting Guidance - Not Yet Adopted

The Company reviews recently issued accounting standards on a quarterly basis and has determined there are no standards yet to be adopted which are relevant to the business for disclosure.